Parent Company Only Condensed Financial Information (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating expenses:
Selling, general and administrative	¥ (5,341,790)	$ (776,931)	¥ (2,350,707)	¥ (1,137,187)
Total operating expenses	9,339,732	1,358,408	4,953,596	2,602,540
Loss from operations	9,595,608	1,395,624	4,953,596	2,602,540
Interest income	133,384	19,400	18,970	27,556
Interest expenses	(123,643)	(17,983)	(18,084)	(55)
Investment income			3,498	2,670
Other income/(loss), net	(21,346)	(3,105)	(58,681)	3,429
Loss before income tax expense	(9,616,935)	(1,398,726)	(5,013,268)	(2,568,940)
Income tax expense	22,044	3,206	7,906	4,314
Net loss	(9,638,979)	(1,401,932)	(5,021,174)	(2,573,254)
Accretion on redeemable non-controlling interests to redemption value	(63,297)	(9,206)
Net loss attributable to ordinary shareholders of NIO Inc.	23,327,862	3,392,897	7,561,669	3,517,549
Parent
Operating expenses:
Selling, general and administrative	(178,479)	(25,959)	(52,518)	(24,684)
Total operating expenses	(178,479)	(25,959)	(52,518)	(24,684)
Loss from operations	(178,479)	(25,959)	(52,518)	(24,684)
Interest income	7,692	1,119	2,391	24,309
Interest expenses	0	0	(12,389)	0
Equity in loss of subsidiaries and VIEs	(9,432,640)	(1,371,921)	(4,924,897)	(2,539,323)
Investment income	0	0	3,498	2,670
Other income/(loss), net	6,153	895	(819)	712
Loss before income tax expense	(9,597,274)	(1,395,866)	(4,984,734)	(2,536,316)
Income tax expense	0	0	0	0
Net loss	(9,597,274)	(1,395,866)	(4,984,734)	(2,536,316)
Accretion on redeemable non-controlling interests to redemption value	(13,667,291)	(1,987,825)	(2,576,935)	(981,233)
Accretion on redeemable non-controlling interests to redemption value	(63,297)	(9,206)	0	0
Net loss attributable to ordinary shareholders of NIO Inc.	¥ (23,327,862)	$ (3,392,897)	¥ (7,561,669)	¥ (3,517,549)